PIA High Yield Fund
Schedule of Investments
August 31, 2026 (Unaudited)

CORPORATE BONDS - 92.3%	Par	Value
Advertising - 1.1%
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030 (a)	$ 925,000	$ 960,338
7.13%, 02/15/2031 (a)	175,000	180,556
		1,140,894

Aerospace/Defense - 1.2%
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/2032 (a)	1,235,000	1,254,842

Airlines - 1.4%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
6.38%, 02/01/2030 (a)	1,193,000	1,153,684
8.75%, 01/15/2032 (a)	325,000	329,999
		1,483,683

Auto Parts & Equipment - 2.3%
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032 (a)	1,198,000	1,199,803
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.38%, 04/15/2034 (a)	1,200,000	1,188,262
		2,388,065

Building Materials - 2.8%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (a)	1,150,000	1,011,795
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	250,000	247,905
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	725,000	685,182
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	650,000	651,066
8.88%, 11/15/2031 (a)	300,000	314,605
		2,910,553

Chemicals - 7.4%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)(b)	932,000	6,990
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	875,000	858,101
12.00%, 02/15/2031 (a)	960,000	1,023,618
GPD Cos., Inc., 12.50% (or 2.38% PIK), 12/31/2029 (a)	1,701,632	1,128,620
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	1,000,000	882,617
Innophos Holdings, Inc., 11.50%, 06/15/2029 (a)	1,415,550	1,342,745
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	1,175,000	1,209,524
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	1,130,000	1,202,391
		7,654,606

Coal - 1.2%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	1,250,000	1,214,057

Commercial Services - 14.5%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	1,341,000	1,308,017
Carrix, Inc., 6.13%, 08/01/2033 (a)	1,200,000	1,201,883
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	1,250,000	1,274,925
Cimpress PLC, 7.38%, 09/15/2032 (a)	1,100,000	1,111,399
CPI CG, Inc., 10.00%, 07/15/2029 (a)	904,000	947,473
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	1,125,000	1,164,584
Deluxe Corp., 8.13%, 09/15/2029 (a)	1,097,000	1,141,390

NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	1,135,000	1,130,571
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	850,000	836,415
RR Donnelley & Sons Co.
9.50%, 08/01/2029 (a)	1,116,000	1,163,733
11.00% (or 11.00% PIK), 06/01/2031 (a)	370,000	356,012
StoneMor, Inc., 8.50%, 05/15/2029 (a)	1,165,000	1,163,294
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	975,000	1,026,517
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	1,108,000	1,158,546
		14,984,759

Computers - 1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	1,445,000	1,231,418

Distribution/Wholesale - 1.2%
Dealer Tire Financial LLC, 10.38%, 10/01/2031 (a)	1,200,000	1,195,098

Diversified Financial Services - 3.6%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	320,000	315,955
6.88%, 04/15/2030 (a)	550,000	526,642
9.25%, 07/01/2031 (a)	135,000	134,641
7.50% (SOFR + 1.72%), 07/15/2033 (a)	300,000	265,179
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	1,171,000	1,226,666
WS Escrow LLC, 7.75%, 06/01/2033 (a)	1,200,000	1,250,124
		3,719,207

Electrical Components & Equipment - 0.9%
WESCO Distribution, Inc., 5.50%, 04/15/2034 (a)	1,000,000	975,198

Engineering & Construction - 2.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	1,175,000	1,207,146
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	1,206,000	1,201,982
		2,409,128

Entertainment - 3.2%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033 (a)	1,196,000	1,163,987
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	1,317,000	898,724
Voyager Parent LLC, 9.25%, 07/01/2032 (a)	1,117,000	1,196,723
		3,259,434

Food - 2.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 7.13%, 04/30/2033 (a)	1,200,000	1,227,909
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	940,000	906,185
		2,134,094

Food Service - 1.3%
TKC Holdings, Inc.
8.50%, 08/15/2030 (a)	600,000	625,751
12.00%, 02/15/2031 (a)	700,000	752,837
		1,378,588

Forest Products & Paper - 1.9%
Magnera Corp.
4.75%, 11/15/2029 (a)	1,017,000	961,481
7.25%, 11/15/2031 (a)	500,000	492,030
Mercer International, Inc.
12.88%, 10/01/2028 (a)	700,000	245,000

5.13%, 02/01/2029	850,000	253,937
		1,952,448

Gas - 1.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.88%, 06/01/2031 (a)	1,200,000	1,199,881

Insurance - 1.9%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (a)	1,050,000	897,265
Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034 (a)	1,125,000	1,016,137
		1,913,402

Internet - 1.8%
ION Platform Finance US, Inc. / ION Platform Finance SARL
4.63%, 05/01/2028 (a)	875,000	813,009
5.75%, 05/15/2028 (a)	495,000	467,878
8.75%, 05/01/2029 (a)	230,000	211,094
9.50%, 05/30/2029 (a)	337,000	313,295
		1,805,276

Leisure Time - 1.2%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/2033 (a)	1,220,000	1,241,789

Machinery-Diversified - 1.6%
Columbus McKinnon Corp./NY, 7.13%, 02/01/2033 (a)	1,075,000	1,088,421
OT Merger Corp., 7.88%, 10/15/2029 (a)	1,769,000	574,925
		1,663,346

Media - 3.7%
Beasley Mezzanine Holdings LLC
10.00% (or 10.00% PIK), 12/31/2027 (a)(c)	536,634	335,396
11.00%, 08/01/2028 (a)(c)	59,000	56,271
Spanish Broadcasting System, Inc., 9.75%, 03/01/2027 (a)(b)(c)	1,535,000	936,350
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	570,000	542,961
7.38%, 06/30/2030 (a)	350,000	351,647
8.50%, 07/31/2031 (a)	250,000	252,041
9.38%, 08/01/2032 (a)	275,000	280,799
8.88%, 04/15/2033 (a)	200,000	197,787
Urban One, Inc., 7.38%, 02/01/2028 (a)	1,650,000	865,874
		3,819,126

Metal Fabricate/Hardware - 2.5%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (a)	1,195,000	1,259,957
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	1,280,000	1,278,585
		2,538,542

Mining - 2.3%
Compass Minerals International, Inc., 8.00%, 07/01/2030 (a)	1,100,000	1,150,481
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030 (a)	1,150,000	1,210,278
		2,360,759

Miscellaneous Manufacturing - 1.5%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028 (a)	796,875	813,758
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	665,000	689,089
		1,502,847

Oil & Gas - 1.2%
Borr IHC Ltd. / Borr Finance LLC, 8.75%, 01/15/2032 (a)	1,290,000	1,254,174

Oil & Gas Services - 3.5%
Bristow Group, Inc., 6.75%, 02/01/2033 (a)	1,210,000	1,219,332
CHC Group LLC, 11.75%, 09/01/2030 (a)	1,435,000	1,226,925
Enerflex, Inc., 6.88%, 01/15/2031 (a)	1,175,000	1,198,555
		3,644,812

Packaging & Containers - 4.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031 (a)	1,750,000	1,758,150
Canpack Group, Inc. / CANPACK SA, 6.00%, 05/15/2031 (a)	1,200,000	1,202,306
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030 (a)	1,175,000	1,208,288
		4,168,744

Pharmaceuticals - 1.3%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)	1,445,000	1,345,656

Pipelines - 7.1%
Global Partners LP / GLP Finance Corp.
6.88%, 01/15/2029	616,000	620,574
8.25%, 01/15/2032 (a)	165,000	172,613
7.13%, 07/01/2033 (a)	425,000	437,233
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	1,255,000	1,251,928
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	1,200,000	1,225,856
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	590,000	608,818
8.38%, 02/15/2032 (a)	667,000	699,466
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	1,200,000	1,251,083
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	1,038,000	1,062,692
		7,330,263

Retail - 3.1%
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029 (a)	1,300,000	1,285,150
9.25%, 01/15/2031 (a)	650,000	688,695
Park River Holdings, Inc., 8.00%, 03/15/2031 (a)	1,175,000	1,182,177
		3,156,022

Transportation - 4.8%
PODS LLC, 8.75%, 05/15/2031 (a)	1,400,000	1,319,871
Rand Parent LLC, 8.50%, 02/15/2030 (a)	1,085,000	1,118,990
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	1,250,000	1,238,422
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (a)	1,180,000	1,217,371
		4,894,654
TOTAL CORPORATE BONDS (Cost $99,483,556)		95,125,365

COMMON STOCKS - 0.0% (d)	Shares	Value
Building Materials - 0.0% (d)
Northwest Hardwoods (c)(e)	2,996	4,494
TOTAL COMMON STOCKS (Cost $137,017)		4,494

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.2%
Fidelity Government Portfolio - Institutional Class, 3.56% (f)	6,388,422	6,388,422
TOTAL MONEY MARKET FUNDS (Cost $6,388,422)		6,388,422

TOTAL INVESTMENTS - 98.5% (Cost $106,008,995)		101,518,281
Other Assets in Excess of Liabilities - 1.5%	0.01513	1,559,393
TOTAL NET ASSETS - 100.0%		$ 103,077,674

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PIK - Payment in Kind

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $94,250,854 or 91.4% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,332,511 or 1.3% of net assets as of August 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

PIA High Yield Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 93,797,348	$ 1,328,017	$ 95,125,365
Common Stocks	–	–	4,494	4,494
Money Market Funds	6,388,422	–	–	6,388,422
Total Investments	$ 6,388,422	$ 93,797,348	$ 1,332,511	$ 101,518,281

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
	Common Stocks	Corporate Bonds
Beginning balance as of November 30, 2025	$ 37,450	$ 0
Purchases	-	413,767
Sales	-	(62,000)
Change in unrealized appreciation/depreciation	(32,956)	(129,955)
Amortization/(Accretion)	-	(32,163)
Realized gain/loss	-	1,036
Transfers into Level 3 *	-	1,137,332
Ending balance as of August 31, 2026	$ 4,494	$ 1,328,017
	$0	$0
Change in unrealized appreciation/depreciation still held as of August 31, 2026	$ (32,956)	$ (129,955)
		0

* The amount transferred into Level 3 during the period was $1,137,332. The transfer was due to securities being fair valued by the Adviser.

Description	Fair Value as of August 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Corporate Bonds	$ 1,328,017	Market Transaction Method	Prior/Recent Transaction	$ 62.50 - 95.38
Common Stocks	4,494	Market Transaction Method	Prior/Recent Transaction	1.50
	$ 1,332,511